Property and equipment (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	$ 215,835	$ 111,587
Property, plant and equipment at end of period	460,974	215,835
Cost
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	1,772,667	1,557,508
Acquisition	288,652
Additions	79,204	202,298
Foreign exchange	37,132	12,861
Property, plant and equipment at end of period	2,177,655	1,772,667
Accumulated depreciation.
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	(1,556,832)	(1,445,921)
Additions	126,666	101,611
Foreign exchange	33,183	9,300
Property, plant and equipment at end of period	(1,716,681)	(1,556,832)
Furniture and fixtures | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	268,018	253,977
Acquisition	31,842
Additions	746	13,971
Foreign exchange	21,227	70
Property, plant and equipment at end of period	321,833	268,018
Furniture and fixtures | Accumulated depreciation.
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	(219,306)	(204,713)
Additions	13,844	14,543
Foreign exchange	7,461	50
Property, plant and equipment at end of period	(240,611)	(219,306)
Computer and transcription equipment | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	1,499,729	1,298,714
Acquisition	218,696
Additions	78,458	188,327
Foreign exchange	15,888	12,688
Property, plant and equipment at end of period	1,812,771	1,499,729
Computer and transcription equipment | Accumulated depreciation.
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	(1,335,406)	(1,239,819)
Additions	111,884	86,400
Foreign exchange	25,722	9,187
Property, plant and equipment at end of period	(1,473,012)	(1,335,406)
Leasehold improvements | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	4,920	4,817
Acquisition	38,114
Foreign exchange	17	103
Property, plant and equipment at end of period	43,051	4,920
Leasehold improvements | Accumulated depreciation.
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	(2,120)	(1,389)
Additions	938	668
Foreign exchange		63
Property, plant and equipment at end of period	$ (3,058)	$ (2,120)